Debt Instruments Issued and Other Financial Liabilities - Summary of Others Financial Obligations (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Amounts due to credit card transactions	$ 12,956	$ 12,390
Others	10	10
Totals short-term financial liabilities	12,966	12,400
After 1 year but within 2 years	12,966	12,400
Public Sector Liabilities [member]
Disclosure of detailed information about borrowings [line items]
After 1 year but within 2 years	$ 10	$ 10